Provision for Environmental Rehabilitation (Tables)	12 Months Ended
Jun. 30, 2026
Provision For Environmental Rehabilitation [Abstract]
Disclosure of Rates Used in Calculation of Provision	The following
rates were used in the calculation of the provision:

	Percent (%)
	2026	2025	2024
South African operations
Inflation rate
– short term (Year one)	5.32	5.23	5.83
– short term (Year two)	4.38	5.51	5.68
– medium term (Year three)	4.34	5.51	5.64
– medium term (Year four)	4.33	—	—
– long term (Year four onwards)	—	5.51	5.64
– long term (Year five onwards)	4.43	—	—
24Provision for environmental rehabilitation continued
Critical accounting estimates and judgements continued

	Percent (%)
	2026	2025	2024
South African operations
Discount rates[1]
– 12 months	7.67	7.60	9.00
– two to four years	—	—	9.20
– five to seven years	—	—	10.90
– 10 years or more	—	—	12.00
– 15 years or more	—	—	12.60
– 20 years or more	—	—	12.70
– life of mine (two years)	—	7.91	—
– life of mine (three years)	7.85	8.19	—
– life of mine (four years)	8.01	—	—
– life of mine (five years)	8.16	8.69	—
– life of mine (six years)	8.29	8.95	—
– life of mine (seven years)	—	9.25	—
– life of mine (nine years)	8.64	—	—
– life of mine (11 years)	—	10.27	—
– life of mine (12 years)	8.98	10.48	—
– life of mine (13 years)	9.05	—	—
– life of mine (14 years)	—	10.80	—
– life of mine (15 years)	9.18	—	—
– life of mine (17 years)	—	11.11	—
– life of mine (18 years)	9.25	—	—
– life of mine (19 years)	—	11.19	—
– life of mine (20 years)	9.23	—	—
PNG operations
Inflation rate	4.42	4.56	4.74
Discount rate	9.19	8.79	10.33
Australian operations
Inflation rate	2.50	—	—
Discount rate	4.83	—	—
1In 2025 and 2026, the discount rates used are per a South African bond yield curve at 30 June 2025 and 30 June 2026, with the period to maturity determined with reference to the operations’ life of mine, whereas ranges were used in 2024.

Reconciliation of the total liability for environmental rehabilitation	The following is a reconciliation of the total provision for environmental rehabilitation:

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	6 098	5 155
Change in estimate – Balance sheet	336	519
Change in estimate – Income statement	98	133
Utilisation of provision	(114)	(92)
Time value of money and inflation component of rehabilitation costs	508	521
Acquisitions (a)	222	—
Translation	(251)	(138)
Balance at end of year	6 897	6 098
(a)Refer to note 13 for further detail on the acquisition of MAC Copper.

Disclosure of Future Net Undiscounted Obligation	While the ultimate amount of rehabilitation costs to be incurred in the future is uncertain, the group has estimated that, based on current environmental and regulatory requirements, the total undiscounted cost for the operations, in current monetary terms, is as follows:

SA Rand
Figures in million	2026	2025
Future net undiscounted obligation
Ultimate estimated rehabilitation cost	10 095	9 055
Amounts invested in environmental trust funds (refer to note 15)	(7 303)	(6 716)
Total future net undiscounted obligation	2 792	2 339